Financial Risks - Summary of Composition by Maturity of all Available-for-sale Debt Securities in an Unrealized Loss Position (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of available for sale debt securities [line items]
Carrying value of securities with gross unrealized losses	€ 11,246	€ 20,938
Gross unrealized losses	(391)	(1,176)
Not later than 1 year [member]
Disclosure of available for sale debt securities [line items]
Carrying value of securities with gross unrealized losses	466	742
Gross unrealized losses	(6)	(13)
1-5 years [member]
Disclosure of available for sale debt securities [line items]
Carrying value of securities with gross unrealized losses	1,937	2,444
Gross unrealized losses	(31)	(73)
Over 5 through 10 years [member]
Disclosure of available for sale debt securities [line items]
Carrying value of securities with gross unrealized losses	4,580	6,097
Gross unrealized losses	(95)	(197)
Over 10 years [member]
Disclosure of available for sale debt securities [line items]
Carrying value of securities with gross unrealized losses	4,263	11,656
Gross unrealized losses	€ (258)	€ (892)